CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS [Line Items]
Property, plant and equipment	¥ 46,000	¥ 87,316,000
Impairment loss recognised in profit or loss, property, plant and equipment	75,907,000	33,653,000	¥ 209,919,000
Investment property	0	4,994,000
Impairment loss recognised in profit or loss, investment property	4,858,000	1,617,000	10,920,000
Right-of-use assets	0	4,364,000
Impairment loss	85,021,000	36,683,000	230,359,000
Impairment loss recognised in profit or loss, goodwill	0	0	¥ 0	¥ 3,735,000
Current tax liabilities	4,497,000	3,862,000
Trade and other current receivables	224,114,000	532,361,000
Current inventories	¥ 127,346,000	¥ 191,667,000